RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)	1 Months Ended
Apr. 28, 2021
Related party transactions [abstract]
Equity transfer agreement, description	the Company's subsidiary, China Coal entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong to the Company's external related party, Feishang Energy for total consideration of CNY103,767 (US$16,070).